Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2019
Significant accounting judgements estimates and assumptions [abstract]
Disclosure of accounting judgements and estimates
3.	Significant accounting judgements, estimates and assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Other disclosures relating to the Group’s exposure to risks and uncertainties include:

•	Capital management, see Note 5

•	Financial instruments risk management and policies, see Note 27

•	Sensitivity analyses disclosures, see Note 27
The key judgements, estimates and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:
Revenue from contracts with customers
Principal versus agent considerations
The Group enters into contracts with rights holders to sell, on their behalf, commercial rights to sponsors and broadcasters. The Group determined that it does not control the commercial rights before they are transferred to customers and it does not obtain benefits from the commercial rights.
The following factors indicate that the Group is an agent in these contracts:

•	The Group is not primarily responsible for fulfilling the promise to provide commercial rights;

•	The Group has no discretion in establishing the pricing for such commercial rights;

•	The Group’s consideration is in the form of a commission
Determining method to estimate variable consideration and assessing constraint
Variable considerations need to be estimated and therefore contain a certain level of judgement. Agency agreements are likely to contain different commission rates depending on the level of sales achieved.
A significant variable consideration exists for the agency agreement of some of the media sales, for which an average expected commission rate is calculated and applied to already contracted and cleared sales. The variable consideration is monitored for constraining factors such as judgement or actions of third parties and visibility on contracted sales. A contract asset is recognized for the part of variable consideration for which it is highly unlikely that a significant reversal of accumulated revenue occurs.
A profit share constitutes a variable consideration and is assessed for constraining factors before recognition. In profit sharing agreements containing a cost recoupment mechanism, initial costs are deferred if visibility on future revenues confirms respective cost coverage.
Impairment of goodwill
The Group determines whether goodwill is impaired at least on an annual basis. This requires an estimation of the value in use of the cash-generating units to which the goodwill is allocated. Estimating the value in use requires the Group to make an estimate of the expected future cash flows from the cash-generating units and also to choose a suitable discount rate in order to calculate the present value of those cash flows. The carrying amount of goodwill at December 31, 2019 and 2018 was €537,585 and €677,326, respectively. See Note 23 for further disclosures.

Impairment of
non-financial
assets (other than goodwill)
The Group assesses whether there are any indicators of impairment for all non-financial
assets (including the
right-of-use
assets) at the end of each reporting period. Other
non-financial
assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows.
Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. The Group initially measures the cost of cash-settled transactions with employees using the valuation modeling, such as Black Scholes model to determine the fair value of the liability incurred. For cash-settled share-based payment transactions, the liability needs to be remeasured at the end of each reporting period up to the date of settlement, with any changes in fair value recognized in personnel expenses and cost of sales in the consolidated statement of profit or loss. This requires a reassessment of the estimates used at the end of each reporting period. The Group uses a binomial model to measure the fair value of equity-settled transactions with employees at the grant date. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 35.
Taxes
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies.
The Group had €34,379 and €19,590 of tax losses carried forward as at December 31, 2019 and 2018. These losses relate to subsidiaries that have a history of losses, do not expire, and may not be used to offset taxable income elsewhere in the Group. The subsidiaries neither have taxable temporary differences nor tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax losses carried forward. Further details on taxes are disclosed in Note 17.
Defined benefit plans (pension benefits
)
The cost of the defined benefit pension plan and other termination benefits and the present value of the pension obligations are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexities involved in the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. Further details about these obligations are provided in Note 34.
Fair value measurement of financial instruments
When the fair values of financial assets and financial liabilities recorded in the consolidated statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flow (DCF) model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.
Contingent consideration, and liabilities resulting from business combinations, are valued at fair value at the acquisition date as part of the business combination. When the contingent consideration meets the definition of a financial liability, it is subsequently remeasured to fair value at each reporting date. The determination of the fair value is based on discounted cash flows. The key assumptions take the probability of meeting each performance target and the discount factor into consideration. For further disclosures, see Note 10.

Leases – Estimating the incremental borrowing rate
The lease liability is initially measured at the present value of required lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate (“IBR”). The Group generally uses its IBR as the discount rate. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when it needs to be adjusted to reflect the terms a
n
d conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.
Provision for expected credit losses on trade receivables and contract assets
The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns by customer type and rating, and forms of credit insurance.
The assessment of the correlation among historical observed default rates, forecast conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and forecast conditions. The Group’s historical credit loss experience and forecast conditions to be adjusted may also not be representative of a customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables and contract assets is disclosed in Note 29 and Note 22 to the financial statements, respectively.